Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2013
Prospectus

The following information replaces similar information for VIP Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 40.

Christopher Lee is portfolio manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

VIPINVF-13-02  June 7, 2013
1.824639.121

Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2013
Prospectus

The following information replaces similar information for VIP Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 39.

Christopher Lee is portfolio manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

VIPFCI-13-02  June 7, 2013
1.765122.142